SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
REPUBLIC BANCORP INC. 401(K) RETIREMENT PLAN
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Accounting:  The financial statements of the Plan are prepared under the accrual basis of accounting.

Estimates:  The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect assets, liabilities, and changes therein, and disclosures of contingent assets and liabilities. Actual results could differ from those estimates.

Reclassifications:  Certain amounts in the 2024 financial statements have been reclassified to conform to the 2025 presentation. These reclassifications had no effect on net assets available for benefits.

Investment Valuation and Income Recognition:  The Plan’s investments, other than its fully benefit-responsive investment contract, are reported at fair value. Purchases and sales of securities are recorded on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation (depreciation) includes the Plan’s gains and losses on investments bought and sold, as well as, held during the year. Pooled separate accounts held within group annuity contracts are valued at unit values provided by the insurance company. Such unit values are based on the fair value of the underlying investments and are determined in accordance with the terms of the annuity contract. These investments are not traded on a public exchange; therefore, valuation is based on observable inputs other than quoted market prices (Level 2 inputs).

Payment of Benefits:  Benefits are recorded when paid.

Risks and Uncertainties:  The Plan provides for various investment options such as a guaranteed interest account, certain mutual funds, shares of the Company’s stock, and other securities. The investments are exposed to various risks, such as interest rate, market, liquidity and credit risk. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in the value of investments will occur in the near term and that such changes could materially affect the amounts reported in the Statements of Net Assets Available for Benefits and participants’ individual account balances.

Concentrations:  Republic Bancorp, Inc. common stock represented 9% and 10% of the Plan’s net assets available for benefits as of December 31, 2025 and 2024. A change in the value of the Company’s common stock can cause the value of the Plan’s net assets available for benefits to change significantly due to this concentration.

Fully Benefit-Responsive Investment Contracts:  The Plan holds a direct interest in a fully benefit-responsive contract and reports this investment at contract value. Contract value represents contributions made to a contract, plus earnings, less participant withdrawals and administrative expenses. Participants in fully benefit-responsive contracts may ordinarily direct the withdrawal or transfer of all or a portion of their investment at contract value.

Notes Receivable: Loans are valued at unpaid principal plus accrued but unpaid interest. Delinquent participant loans are recorded as distributions based on the terms of the Plan. No allowance for credit losses was recorded as of December 31, 2025 and 2024.

Administrative Expenses – Plan participants pay administrative expenses incurred in connection with the operation of the Plan. Administrative expenses generally include management, consulting, and loan processing fees.